Income Taxes	12 Months Ended
Jun. 30, 2015
Income Taxes
Income Taxes

12. Income Taxes

        The current and deferred components of income tax expense from continuing operations follows:

	Year Ended June 30,
	2015	2014
	(Dollars in thousands)
Current provision
Federal	$4,282	$3,518
State	898	733

Total current provision	5,180	4,251
Deferred benefit
Federal	(901)	(2,482)
State	(284)	(190)

Total deferred benefit	(1,185)	(2,672)

Total tax provision	$3,995	$1,579

        The reconciliation between the statutory federal income tax rate of 34% and the effective tax rate on income from continuing operations follows:

	Year Ended June 30,
	2015	2014
	(Dollars in thousands)
Expected income tax expense at federal tax rate	$3,786	$1,450
State tax, net of federal tax benefit	379	359
Non-taxable BOLI income	(150)	(153)
Low-income housing tax credit	(118)	(118)
Other	98	41

Total tax provision	$3,995	$1,579

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at June 30 follows:

	June 30,
	2015	2014
	(Dollars in thousands)
Deferred tax assets
Allowance for loan losses	$722	$501
Loan basis differential	3,781	3,198
Time deposit basis differential	4	68
Derivative basis differential	—	30
Capital lease	521	585
Compensation and benefits	809	460
Stock-based compensation	1,167	897
Unrealized loss on derivatives	472	225
Unrealized loss on available for sale securities	318	434
Interest on nonperforming loans	289	312
Limited partnerships	124	100
Other	777	733

Gross deferred tax asset	8,984	7,543
Less: valuation allowance	49	—

Total deferred tax assets	8,935	7,543
Deferred tax liabilities
Intangible assets	842	1,050
Prepaid expenses	368	238
Premises and equipment	1,231	1,443
Borrowings basis differential	2,869	2,811
Other	424	113

Total deferred tax liability	5,734	5,655

Net deferred tax asset	$3,201	$1,888

        The net deferred tax asset was included in other assets in the accompanying balance sheet as of June 30, 2015 and June 30, 2014.

        In accordance with ASC 740, deferred tax assets are to be reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The realization of the tax benefit depends upon the existence of sufficient taxable income within the carry-back and future periods.

        The Company believes that it is more likely than not that the net deferred tax asset as of June 30, 2015, excluding the net deferred tax asset on capital losses, will be realized, based upon the ability to generate future taxable income as well as the availability of current and historical taxable income. The Company believes it is more likely than not that the net deferred tax asset related to capital losses will not be realized and has recorded a valuation allowance of $49 thousand at June 30, 2015, attributable to this net deferred tax asset.

        For federal tax purposes, the Company has a $2.0 million reserve for loan losses which remains subject to recapture. If any portion of the reserve is used for purposes other than to absorb the losses for which it was established, approximately 150% of the amount actually used (limited to the amount of the reserve) would be subject to taxation in the year in which used. As the Company intends to use the reserve only to absorb loan losses, no provision has been made for potential liability that would result if 100% of the reserve were recaptured.

        From time to time, the Internal Revenue Service (the "IRS") and state tax authorities may review or challenge specific tax positions taken by the Company in its ordinary course of business. The Company accounts for uncertainties in income taxes by reserving for tax positions that may not be upheld under examination. Increases to the Company's unrealized tax positions occur as a result of accruing for the unrecognized tax benefit as well the accrual of interest and penalties related to prior year positions. Decreases in the Company's unrealized tax positions occur as a result of the statute of limitation lapsing on prior year positions or settlements relating to outstanding positions. The Company reserves for uncertain tax positions, as well as related interest and penalties, as a component of income tax expense therefore affecting the effective tax rate. The following is a reconciliation of the beginning and ending amounts of the Company's uncertain tax positions:

	Tax Position	Interest and Penalties	Total
	(Dollars in thousands)
Balance, June 30, 2013	$—	$—	$—
Reduction of tax positions for prior years	—	—	—
Increase for prior year tax position	101	12	113
Increase for current year tax position	—	—	—

Balance, June 30, 2014	$101	$12	$113

Reduction of tax positions for prior years	—	—	—
Increase for prior year tax position	8	6	14
Increase for current year tax position	—	—	—

Balance, June 30, 2015	$109	$18	$127

        The Company is currently open to audit under the statute of limitations by the IRS and state taxing authorities for the fiscal 2012 tax return and forward.